Description of Business (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Description of Business (Textual)
Reverse stock split		1-for-3
Successor [Member]
Description of Business (Textual)
Reverse stock split	1-for-3